Segment and corporate information - Geographic Information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenue external customers	€ 4,132,557,000	€ 3,975,629,000